Taxation (Details 4) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Balance at beginning of the Year	¥ 7,670	¥ 4,289	¥ 3,674
Additions	7,694	5,052	4,393
Reversals	(1,088)	(1,671)	(3,778)
Balance at end of the Year	¥ 14,276	¥ 7,670	¥ 4,289